Property and equipment, net	12 Months Ended
Feb. 28, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net

5 Property and equipment, net

	As of February 29, 2024	As of February 28, 2025	As of February 28, 2025
	S$	S$	US$

Computer & software	54,168	56,383	41,786
Furniture & fitting	1,200	1,200	889

Total	55,368	57,583	42,675
Less: accumulated depreciation	(55,368)	(55,553)	(41,170)
	-	2,030	1,505